LEASES LIABILITIES (Details Narrative) - USD ($)					1 Months Ended									9 Months Ended		12 Months Ended
	May 02, 2017	Apr. 06, 2016	Jan. 09, 2014	Feb. 08, 2013	Oct. 20, 2021	Sep. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 01, 2020	Apr. 30, 2019	Apr. 19, 2018	Feb. 01, 2018	Jan. 19, 2018	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Outstanding rent	$ (2,495,000)
Right of use of assets														$ 362,000
Lease expense		$ 52,875														$ 2,573,000	$ 1,983,000
Lease expense per month		8,858
Lease rent expense														1,440,000	$ 1,283,000
Long term Operating lease liability														10,514,000		5,835,000	7,003,000
Current Operating lease liability																2,922,000	2,255,000
Operating lease Right of use assets														9,543,000		6,887,000	8,297,000
Lease Agreement [Member]
Lease expense	$ 34,278	$ 22,432	$ 19,230		$ 11,000	$ 8,389	$ 8,390	$ 1,800	$ 42,265	$ 62,848		$ 4,120
Operating lease Right of use assets														467,000
Annual rate increase	2.50%		2.50%	3.00%	4.00%		3.00%	3.00%	3.50%	2.50%		3.50%
Lease expiry date	May 01, 2027	Apr. 05, 2026			Feb. 29, 2024			May 31, 2023	Jan. 31, 2025	Oct. 15, 2029		Jan. 31, 2023
Loss from early termination of operating lease														$ 3,000
Description of amenment lease agreement														In August 2021, the Company amended the lease agreement and lowered the base rent beginning in July 2021 to $24,750 for twelve months, escalating to $28,875 in July 2022 for twelve months, and then returning to the original lease agreement. Contingent on the Company abiding by the payment terms stipulated in the amendment regarding the outstanding rent, the landlord agreed to abate $120,405 of this balance and the Company plans to record this abatement in August 2022 after fulfilling its obligations relating to the payment terms.
Sublease Agreements [Member]
Annual rate increase													3.00%
Lease income											$ 5,163		$ 22,496
July 1, 2019 [Member]
Lease expense																2,573,000	$ 1,983,000
Long term Operating lease liability														$ 6,916,000		5,835,000
Current Operating lease liability														2,275,000		3,344,000
Operating lease Right of use assets														8,348,000		6,887,000
Leases [Member]
Long term Operating lease liability														10,514,000		5,835,000
Current Operating lease liability														3,781,000		3,344,000
Operating lease Right of use assets														$ 9,543,000		$ 6,887,000